ProShares On-Demand ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ProShares On-Demand ETF | None
Prospectus [Line Items]
Annual Return [Percent]	31.64%	26.60%	(41.72%)